Segment Information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 33,190	R$ 32,499
Income related to financial operations	271,126	255,962	R$ 203,770
Income from insurance contracts and private pension	6,982	6,613	5,407
Commissions and Banking Fees	47,071	45,731	44,566
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	27,940	27,855
Income related to financial operations	219,281	221,534	173,746
Income from insurance contracts and private pension	6,982	6,613	5,407
Commissions and Banking Fees	41,888	41,147	40,062
Abroad [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	5,250	4,644
Income related to financial operations	51,845	34,428	30,024
Income from insurance contracts and private pension
Commissions and Banking Fees	R$ 5,183	R$ 4,584	R$ 4,504